8. STOCK OPTIONS AND WARRANTS: Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
	Sep. 30, 2018 CAD ($) $ / shares shares	Sep. 30, 2017 CAD ($) $ / shares shares	Sep. 30, 2016 CAD ($) $ / shares shares
Weighted average contractual remaining life of options in years	2.81	3.29	4.28
Weighted average fair value of stock options granted | $	$ 0.08	$ 0	$ 0.12
Stock options
Outstanding	2,657,000	2,661,500	1,298,500
Granted	850,000	0	1,370,000
Exercised	0	0	0
Expired/ cancelled	0	(4,500)	(7,000)
Outstanding	3,507,000	2,657,000	2,661,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,657,000	2,661,500	1,298,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,507,000	2,657,000	2,661,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.20	$ 0.20	$ 0.25
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.10	0	0.16
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0	0.25	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.18	$ 0.20	0.20
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares	$ 0.25
Outstanding	22,500
Granted	0
Exercised	0
Expired/ cancelled	0
Outstanding	22,500	22,500
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares	$ 0.25
Outstanding	1,264,500
Granted	0
Exercised	0
Expired/ cancelled	0
Outstanding	1,264,500	1,264,500
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares	$ 0.25
Outstanding	100,000
Granted	0
Exercised	0
Expired/ cancelled	0
Outstanding	100,000	100,000
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares	$ 0.15
Outstanding	1,270,000
Granted	0
Exercised	0
Expired/ cancelled	0
Outstanding	1,270,000	1,270,000
Stock options | Expiry Date, March 14, 2023
Exercise price | $ / shares	$ 0.10
Outstanding	0
Granted	850,000
Exercised	0
Expired/ cancelled	0
Outstanding	850,000	0
Stock options | Expiry Date, May 7, 2017
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	0	4,500	4,500
Granted		0	0
Exercised		0	0
Expired/ cancelled		(4,500)	0
Outstanding		0	4,500
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	22,500	22,500	22,500
Granted		0	0
Exercised		0	0
Expired/ cancelled		0	0
Outstanding		22,500	22,500
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	1,264,500	1,264,500	1,265,500
Granted		0	0
Exercised		0	0
Expired/ cancelled		0	(1,000)
Outstanding		1,264,500	1,264,500
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	100,000	100,000	0
Granted		0	100,000
Exercised		0	0
Expired/ cancelled		0	0
Outstanding		100,000	100,000
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	1,270,000	1,270,000	0
Granted		0	1,270,000
Exercised		0	0
Expired/ cancelled		0	0
Outstanding		1,270,000	1,270,000
Stock options | Expiry Date, October 1, 2015
Exercise price | $ / shares			$ 0.25
Outstanding		0	6,000
Granted			0
Exercised			0
Expired/ cancelled			(6,000)
Outstanding			0